EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Components (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 39,471,647	$ 35,439,557	$ 33,348,269
Balance	30,821,659	39,471,647	35,439,557
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	2,173,950	1,721,191	1,950,502
Current period change	(1,733,550)	452,759	(229,311)
Realization of OCI to PYG of discontinued operation	(1,429,325)
Balance	(988,925)	2,173,950	1,721,191
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	235,032	(727,703)	(209,714)
Current period change	(266,716)	962,735	(517,989)
Realization of OCI to PYG of discontinued operation	192,707
Balance	161,023	235,032	(727,703)
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance	19,020	14,302	5,288
Current period change	461	4,718	9,014
Balance	19,481	19,020	14,302
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	7,938	(42)	(874)
Current period change	(2,396)	7,980	832
Balance	5,542	7,938	(42)
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(1,067,581)	(886,783)	(338,077)
Current period change	90,619	(180,798)	(548,706)
Realization of OCI to PYG of discontinued operation	1,265,594
Balance	288,632	(1,067,581)	(886,783)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(785,731)	560,584	387,678
Current period change	(2,088,548)	(1,346,315)	172,906
Realization of OCI to PYG of discontinued operation	(98,947)
Balance	(2,973,226)	(785,731)	560,584
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	805,538	915,935	722,055
Current period change	(439,150)	(110,397)	193,880
Balance	366,388	805,538	915,935
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	114,498	115,344	102,285
Current period change	66,366	(846)	13,059
Realization of OCI to PYG of discontinued operation	15,364
Balance	196,228	114,498	115,344
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(123,489)	(185,154)	(175,666)
Current period change	95,819	61,665	(9,488)
Balance	(27,670)	(123,489)	(185,154)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	2,968,725	1,914,708	1,457,527
Current period change	809,995	1,054,017	457,181
Realization of OCI to PYG of discontinued operation	(2,804,043)
Balance	$ 974,677	$ 2,968,725	$ 1,914,708